Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 88,230		$ 88,230		$ 82,386	$ 78,661
Accumulated amortization	34,168		34,168		27,112	15,871
Depreciation and amortization expense	4,100	$ 4,400	8,100	$ 8,100	16,900	11,300	$ 9,100
Assets Under Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,100		19,100		20,400	20,900
Accumulated amortization	$ 8,800		$ 8,800		7,000	4,100
Wireless Internet Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross						3,866
Construction in process					$ 0	$ 9,800